Contingent Liabilities and Financial Commitments - Individual Cases - Additional Information (Details)	Dec. 31, 2021 CASE
Disclosure Of Commitments And Contingencies [Line Items]
Number of individual cases is brought by or on behalf of an individual survivors alleging personal injury as result of exposure to ETS	1
United States | R J R T B And W And Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	222